Share capital	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Share capital
Note 9.    Share capital
Common shares

	For the three months ended						For the six months ended
$ millions, except number of shares		2021 Apr. 30		2021 Jan. 31		2020 Apr. 30		2021 Apr. 30		2020 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	447,849,605	$ 13,991	447,085,329	$13,908	444,981,533	$13,669	447,085,329	$ 13,908	445,341,675	$13,591
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	643,481	66	294,626	29	71,409	8	938,107	95	546,357	59
Shareholder investment plan	259,931	33	294,164	32	454,791	36	554,095	65	788,795	72
Employee share purchase plan	309,137	37	346,076	38	376,684	34	655,213	75	700,963	70
	449,062,154	$ 14,127	448,020,195	$14,007	445,884,417	$13,747	449,232,744	$ 14,143	447,377,790	$13,792
Purchase of common shares for cancellation	0	0	–	–	(710,800)	(22)	0	0	(2,208,600)	(68)
Treasury shares	30,972	3	(170,590)	(16)	(40,261)	(3)	(139,618)	(13)	(35,834)	(2)
Balance at end of period	449,093,126	$ 14,130	447,849,605	$13,991	445,133,356	$13,722	449,093,126	$ 14,130	445,133,356	$13,722
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
Regulatory capital and leverage ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2021 Apr. 30	2020 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$31,915	$30,876
Tier 1 capital	A	35,759	34,775
Total capital		41,826	40,969

Total risk-weighted assets (RWA)		257,997	254,871

CET1 ratio		12.4%	12.1%
Tier 1 capital ratio		13.9%	13.6%
Total capital ratio		16.2%	16.1%
Leverage ratio exposure (2)	B	$767,391	$741,760
Leverage ratio	A/B	4.7%	4.7%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until fiscal 2022.

(2)
Includes the impact of regulatory flexibility provided by OSFI in respect of exposures arising from central bank reserves and sovereign-issued securities that qualify as high quality liquid assets. The treatment specified by OSFI permits these items to be excluded from the leverage ratio exposure measure.

Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based upon the capital standards developed by the Basel Committee on Banking Supervision.
CIBC has been designated by OSFI as a domestic systemically important bank
(D-SIB)
in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also currently expects
D-SIBs
to hold a 1.0% Domestic Stability Buffer (DSB). This results in current targets, including all buffer requirements, for CET1, Tier 1 and Total capital ratios of 9.0%, 10.5%, and 12.5%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.
During the quarter ended April 30, 2021, we have complied with OSFI’s regulatory capital requirements.